LARGECAP FUND SCHEDULE OF INVESTMENTS
February 28, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%		$169,304,821
(COST $114,945,080)

Communication Services - 12.8%		21,801,458
Entertainment - 2.3%
Activision Blizzard, Inc.	28,000	2,282,000
Electronic Arts, Inc.	13,575	1,765,972
Interactive Media & Services - 6.2%
Alphabet, Inc. Class A (a)	2,940	7,941,352
Meta Platforms, Inc. Class A (a)	12,325	2,600,945
Media - 4.3%
Discovery, Inc. Class A (a)	110,000	3,085,500
Loyalty Ventures, Inc. (a)	12,520	300,480
Paramount Global Class B	124,966	3,825,209

Consumer Discretionary - 7.3%		12,427,298
Distributors - 1.3%
LKQ Corp.	48,100	2,258,295
Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp. (a)	58,350	2,500,881
Starbucks Corp.	13,550	1,243,755
Household Durables - 0.8%
TopBuild Corp. (a)	6,590	1,414,741
Internet & Direct Marketing Retail - 1.4%
eBay, Inc.	45,095	2,461,736
Multiline Retail - 1.0%
Target Corp.	8,085	1,615,140
Specialty Retail - 0.6%
Bed Bath & Beyond, Inc. (a)	55,225	932,750

Consumer Staples - 6.1%		10,382,674
Food & Staples Retailing - 3.2%
Performance Food Group Co. (a)	38,975	2,184,159
Walgreens Boots Alliance, Inc.	71,850	3,311,567
Food Products - 1.5%
The Kraft Heinz Co.	63,650	2,496,353
Household Products - 1.4%
Kimberly-Clark Corp.	18,368	2,390,595

Energy - 1.8%		3,057,125
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	9,320	1,342,080
Exxon Mobil Corp.	21,870	1,715,045

Financials - 17.4%		29,662,744
Banks - 9.9%
Bank of America Corp.	75,125	3,320,525
Citigroup, Inc.	57,140	3,384,401
Citizens Financial Group, Inc.	24,025	1,259,391
JPMorgan Chase & Co.	23,620	3,349,316
PNC Financial Services Group, Inc.	6,445	1,284,166
Truist Financial Corp.	15,432	960,179
Wells Fargo & Co.	37,775	2,016,052
Zions Bancorporation , N.A.	17,550	1,244,120
Capital Markets - 5.8%
Northern Trust Corp.	22,485	2,561,042
State Street Corp.	37,400	3,191,342
The Charles Schwab Corp.	29,300	2,474,678
The Goldman Sachs Group, Inc.	5,000	1,706,450
Consumer Finance - 0.7%
Discover Financial Services	9,120	1,125,773
Insurance - 1.0%
Fidelity National Financial, Inc.	37,475	1,785,309

Health Care - 20.1%		34,311,830
Biotechnology - 4.2%
AbbVie, Inc.	14,275	2,109,417
Amgen, Inc.	7,525	1,704,262
Exact Sciences Corp. (a)	42,900	3,348,774
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	8,675	1,046,379
Health Care Providers & Services - 8.9%
Cigna Corp.	10,550	2,508,579
CVS Health Corp.	33,475	3,469,684
HCA Healthcare, Inc.	7,450	1,864,810
McKesson Corp.	13,885	3,817,819
UnitedHealth Group, Inc.	7,600	3,616,611
Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	55,775	3,830,068
Johnson & Johnson	10,700	1,760,899
Merck & Co., Inc.	22,525	1,724,965
Pfizer, Inc.	58,825	2,761,246
Viatris, Inc.	67,967	748,317

Industrials - 6.6%		11,215,922
Aerospace & Defense - 1.1%
General Dynamics Corp.	8,175	1,916,629
Air Freight & Logistics - 1.4%
FedEx Corp.	10,625	2,361,619
Industrial Conglomerates - 3.0%
3M Co.	7,975	1,185,484
General Electric Co.	41,250	3,939,787
Machinery - 1.1%
Westinghouse Air Brake Technologies Corp.	19,526	1,812,403

Information Technology - 25.0%		42,539,340
Communications Equipment - 3.2%
Cisco Systems, Inc.	63,910	3,564,260
Lumentum Holdings, Inc. (a)	10,125	1,000,958
Viavi Solutions, Inc. (a)	58,735	963,254
Electronic Equipment, Instruments & Components - 3.4%
Corning, Inc.	51,850	2,094,740
II-VI, Inc. (a)	41,850	2,906,901
Keysight Technologies, Inc. (a)	4,950	778,982
IT Services - 6.1%
Alliance Data Systems Corp.	39,600	2,671,020
Fiserv, Inc. (a)	34,349	3,354,867
PayPal Holdings, Inc. (a)	31,435	3,518,519
Visa, Inc. Class A	3,750	810,450
Semiconductors & Semiconductor Equipment - 4.7%
Infineon Technologies A.G. ADR	58,775	1,977,779
NXP Semiconductors N.V.	8,700	1,654,044
Qualcomm, Inc.	25,080	4,313,509
Software - 5.1%
Microsoft Corp.	19,776	5,908,870
Oracle Corp.	35,975	2,733,021
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	25,970	4,288,166

Materials - 1.6%		2,673,803
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.	56,950	2,673,803

Real Estate - 0.7%		1,232,627
Real Estate Management & Development - 0.7%
Colliers Int'l. Group, Inc.	8,975	1,232,627

SHORT-TERM INVESTMENTS - 0.0%^		40,832
(COST $40,832)

Money Market Funds - 0.0%^		40,832
First American Government Obligations Fund Class X, 0.026% (b )	40,832	40,832

TOTAL INVESTMENTS - 99.4% (COST $114,985,912)		169,345,653

NET OTHER ASSETS AND LIABILITIES - 0.6%		1,019,958

NET ASSETS - 100.0%		$170,365,611

(a)	Non-income producing security.
(b)	Rate shown represents the current coupon rate at February 28, 2022.
^	Rounds to 0.0%.

Abbreviations
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2022:
		Level 1	Level 2	Level 3	Total
	Common Stocks
	Communication services	$ 21,801,458	$ –	$ –	$ 21,801,458
	Consumer discretionary	12,427,298	–	–	12,427,298
	Consumer staples	10,382,674	–	–	10,382,674
	Energy	3,057,125	–	–	3,057,125
	Financials	29,662,744	–	–	29,662,744
	Health care	34,311,830	–	–	34,311,830
	Industrials	11,215,922	–	–	11,215,922
	Information technology	42,539,340	–	–	42,539,340
	Materials	2,673,803	–	–	2,673,803
	Real Estate	1,232,627	–	–	1,232,627
	Total common stocks	169,304,821	–	–	169,304,821
	Short-term investments
	Money market funds	40,832	–	–	40,832
	Total short-term investments	40,832	–	–	40,832
	Total investments	$ 169,345,653	$ –	$ –	$ 169,345,653

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 28, 2022

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2022

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, convertible bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the 1940 Act. The effective date for the rule is March 8, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.